Borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Long Term Borrowings [Abstract]
Short-term borrowings	¥ 1,870,000	$ 271,980	¥ 28,787
Current portion of long-term borrowings	198,852	$ 28,922
Long-term borrowings:
Bank loan	766,592		454,901
Loan from joint investor	401,420		187,500
Total	¥ 3,236,864		¥ 671,188